Note 41 - Management Report - Risk and Capital Performance - Reconciliation of Shareholders Equity to Regulatory Capital (Detail) - Reconciliation of Shareholders Equity to Regulatory Capital [Member] - EUR (€)
€ in Millions
		Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Shareholders Equity to Regulatory Capital [Line Items]
Total shareholders equity per accounting balance sheet (IASB IFRS)		€ 65,999	€ 61,772
Difference between equity per IASB IFRS / EU IFRS4	[1]	1,513	187
Shareholders equity per accounting balance sheet EU IFRS		64,486	61,959
Deconsolidation Consolidation of entities		35	29
Of which: [Abstract]
Additional paid-in capital		0	0
Retained earnings		(35)	29
Accumulated other comprehensive income (loss), net of tax		0	0
Total shareholders' equity per regulatory balance sheet		64,451	61,988
Noncontrolling interest based on transitional rules		973	1,002
Accrual for dividend and AT1 coupons	[2]	(1,279)	1,342
Capital instruments not eligible under CET 1 as per CRR 28(1) (22) 0		(21)	(14)
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		64,124	61,634
Additional value adjustments		(1,727)	(2,026)
Other prudential filters (other than additional value adjustments)		(126)	600
Goodwill and other intangible assets (net of related tax liabilities)		(5,014)	(5,024)
Deferred tax assets that rely on future profitability		(4,207)	(3,244)
Defined benefit pension fund assets		(920)	(1,149)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities		0	0
Other regulatory adjustments	[3]	(4,065)	(2,691)
Common Equity Tier 1 capital		€ 48,066	€ 48,097

[1]	Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in the chapter " Material Accounting Policies and Critical Accounting Estimates". These rules were initially applied in the first quarter 2020.
[2]	Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4)
[3]	Includes capital deductions of € 1.4 billion (Dec 2022: € 1.2 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.3 billion (Dec 2022: € 1.0 billion) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures, € 0.9 million (Dec 2022: € 7.4 million) resulting from minimum value commitments as per Article 36 (1)(n) of the CRR and CET 1 shows no change in the current year, but a decrease of € 14.7 million for the year 2022 from IFRS 9 transitional provision as per Article 473a of the CRR